NATIONWIDE MUTUAL FUNDS

Nationwide American Century Small Cap Income Fund	Nationwide Geneva Mid Cap Growth Fund
Nationwide Amundi Global High Yield Fund	Nationwide Geneva Small Cap Growth Fund
Nationwide Amundi Strategic Income Fund	Nationwide Global Sustainable Equity Fund
Nationwide Bailard Cognitive Value Fund	Nationwide Government Money Market Fund
Nationwide Bailard International Equities Fund	Nationwide GQG US Quality Equity Fund
Nationwide Bailard Technology & Science Fund	Nationwide Inflation-Protected Securities Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund	Nationwide International Index Fund
(formerly, Nationwide Core Plus Bond Fund)	Nationwide International Small Cap Fund
Nationwide BNY Mellon Disciplined Value Fund	Nationwide Janus Henderson Overseas Fund International
(formerly, Nationwide Mellon Disciplined Value	(formerly, Nationwide AllianzGI Growth Fund)
Fund)	Nationwide Loomis All Cap Growth Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund	Nationwide Loomis Core Bond Fund
(formerly, Nationwide Mellon Dynamic U.S. Core	Nationwide Loomis Short Term Bond Fund
Fund)	Nationwide Mid Cap Market Index Fund
Nationwide Bond Fund	Nationwide NYSE Arca Tech 100 Index Fund
Nationwide Bond Index Fund	Nationwide S&P 500 Index Fund
Nationwide Diamond Hill Large Cap Concentrated	Nationwide Small Cap Index Fund
Fund	Nationwide Small Company Growth Fund
Nationwide Emerging Markets Debt Fund	Nationwide WCM Focused Small Cap Fund
Nationwide Fund

Supplement dated July 20, 2022
to the Statement of Additional Information (“SAI”) dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective October 1, 2022, the paragraph relating to “Letter of Intent discount” under the section entitled “Reduction of Class A Sales Charges” on page 101 of the SAI is hereby deleted in its entirety and replaced with the following:

•
Letter of Intent discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase and hold at least $50,000 (or $100,000 in certain Nationwide Funds as identified in their respective prospectuses) in Class A shares (excluding the Nationwide Government Money Market Fund) and your sales charge will be based on the total amount you intend to invest. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) are eligible to be aggregated as of the start of the 13-month period and will be credited toward satisfying the Letter of Intent. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 800-848-0920 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE